RELATED PARTIES (Details 3) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Non-current receivables due from related parties	$ 1,056	$ 957
Current payables [Member]
Non-current receivables due from related parties	$ 11,208	3,831
Abastible S.A. [Member] | Current payables [Member]
Description of Identity Number	91.806.000-6
Description of nature of related party relationship	Controlling Parent’s Subsidiary
Country of incorporation	Chile
Description of functional currency	Chilean pesos
Related party receivables, maturity	30 days
Non-current receivables due from related parties	$ 545	97
Fundación Acerca Redes [Member] | Current payables [Member]
Description of Identity Number	71.625.000-8
Description of nature of related party relationship	Common director
Country of incorporation	Chile
Description of functional currency	Chilean pesos
Related party receivables, maturity	30 days
Non-current receivables due from related parties	$ 54	0
Compañía Puerto de Coronel S.A. [Member] | Current payables [Member]
Description of Identity Number	79.895.330-3
Description of nature of related party relationship	Subsidiary of the Associate
Country of incorporation	Chile
Description of functional currency	U.S. Dollar
Related party receivables, maturity	-
Non-current receivables due from related parties	$ 0	723
Compania de Petroleos de Chile S.A [Member] | Current payables [Member]
Description of Identity Number	99.520.000-7
Description of nature of related party relationship	Common controlling parent
Country of incorporation	Chile
Description of functional currency	Chilean pesos
Related party receivables, maturity	30 days
Non-current receivables due from related parties	$ 8,837	1,758
Portaluppi, Guzman y Bezanilla Abogados [Member] | Current payables [Member]
Description of Identity Number	78.096.080-9
Description of nature of related party relationship	Common director
Country of incorporation	Chile
Description of functional currency	Chilean pesos
Related party receivables, maturity	30 days
Non-current receivables due from related parties	$ 146	0
Puerto Lirquen S.A. [Member] | Current payables [Member]
Description of Identity Number	96.959.030-1
Description of nature of related party relationship	Subsidiary of the Associate
Country of incorporation	Chile
Description of functional currency	U.S. Dollar
Related party receivables, maturity	30 days
Non-current receivables due from related parties	$ 1,354	1,246
Adm. de ventas al detalle Arco Prime Ltda [Member] | Current payables [Member]
Description of Identity Number	77.215.640-5
Description of nature of related party relationship	Common controlling parent
Country of incorporation	Chile
Description of functional currency	Chilean pesos
Related party receivables, maturity	30 days
Non-current receivables due from related parties	$ 14	5
Empresa Distrib. Papeles y Cartones S.A [Member] | Current payables [Member]
Description of Identity Number	88.566.900-k
Description of nature of related party relationship	Common Stockholder
Country of incorporation	Chile
Description of functional currency	Chilean pesos
Related party receivables, maturity	-
Non-current receivables due from related parties	$ 0	2
Red to Green S.A. (Ex-Sigma Servicios Informáticos S.A.) [Member] | Current payables [Member]
Description of Identity Number	86.370.800-1
Description of nature of related party relationship	Common director
Country of incorporation	Chile
Description of functional currency	Chilean pesos
Related party receivables, maturity	30 days
Non-current receivables due from related parties	$ 1	0
Empresa Nacional de Telecomunicaciones S.A. [Member] | Current payables [Member]
Description of Identity Number	92.580.000-7
Description of nature of related party relationship	Common Stockholder
Country of incorporation	Chile
Description of functional currency	Chilean pesos
Related party receivables, maturity	30 days
Non-current receivables due from related parties	$ 137	0
Servicios corporativos sercor s.a. [Member] | Current payables [Member]
Description of Identity Number	96.925.430-1
Description of nature of related party relationship	Subsidiary of the Associate
Country of incorporation	Chile
Description of functional currency	Chilean pesos
Related party receivables, maturity	30 days
Non-current receivables due from related parties	$ 29	0
Adm.Estaciones de Servicio Serco Ltda. [Member] | Current payables [Member]
Description of Identity Number	79.689.550-0
Description of nature of related party relationship	Common controlling parent
Country of incorporation	Chile
Description of functional currency	Chilean pesos
Related party receivables, maturity	30 days
Non-current receivables due from related parties	$ 1	0
Elemental S.A. [Member] | Current payables [Member]
Description of Identity Number	76.659.730-0
Description of nature of related party relationship	Indirect associate of controlling parent
Country of incorporation	Chile
Description of functional currency	Chilean pesos
Related party receivables, maturity	30 days
Non-current receivables due from related parties	$ 4	0
Woodtech S.A. [Member] | Current payables [Member]
Description of Identity Number	76.724.000-7
Description of nature of related party relationship	Indirect associate of controlling parent
Country of incorporation	Chile
Description of functional currency	Chilean pesos
Related party receivables, maturity	30 days
Non-current receivables due from related parties	$ 86	$ 0
Current receivables [Member] | Forestal Mininco S.A [Member]
Description of Identity Number	91.440.000-7
Description of nature of related party relationship	Common Stockholder
Country of incorporation	Chile
Description of functional currency	Chilean pesos
Related party receivables, maturity		30 days
Non-current receivables due from related parties	$ 25	$ 39
Current receivables [Member] | Eka Chile S.A [Member]
Description of Identity Number	99.500.140-3
Description of nature of related party relationship	Joint Venture
Country of incorporation	Chile
Description of functional currency	Chilean pesos
Related party receivables, maturity		30 days
Non-current receivables due from related parties	$ 2,027	$ 1,701
Current receivables [Member] | Forestal del Sur S.A [Member]
Description of Identity Number	79.825.060-4
Description of nature of related party relationship	Common director
Country of incorporation	Chile
Description of functional currency	Chilean pesos
Related party receivables, maturity		30 days
Non-current receivables due from related parties	$ 4	$ 7,618
Current receivables [Member] | Unilin Arauco Pisos Ltda. [Member]
Description of Identity Number	-
Description of nature of related party relationship	Joint Venture
Country of incorporation	Brazil
Description of functional currency	Brazilian Real
Related party receivables, maturity		30 days
Non-current receivables due from related parties	$ 171	$ 726
Current receivables [Member] | CMPC Celulosa S.A. [Member]
Description of Identity Number	96.532.330-9
Description of nature of related party relationship	Common Stockholder
Country of incorporation	Chile
Description of functional currency	Chilean pesos
Related party receivables, maturity		-
Non-current receivables due from related parties	$ 0	$ 2
Current receivables [Member] | Fundación Educacional Arauco [Member]
Description of Identity Number	71.625.000-8
Description of nature of related party relationship	Common director
Country of incorporation	Chile
Description of functional currency	Chilean pesos
Related party receivables, maturity		-
Non-current receivables due from related parties	$ 0	$ 1,188
Current receivables [Member] | Fundación Acerca Redes [Member]
Description of Identity Number	65.097.218-K
Description of nature of related party relationship	Parent company is founder and contributor
Country of incorporation	Chile
Description of functional currency	U.S. Dollar
Related party receivables, maturity		30 days
Non-current receivables due from related parties	$ 726	$ 274
Current receivables [Member] | Compañía Puerto de Coronel S.A. [Member]
Description of Identity Number	79.895.330-3
Description of nature of related party relationship	Subsidiary of an Associate
Country of incorporation	Chile
Description of functional currency	U.F.
Related party receivables, maturity		30 days
Non-current receivables due from related parties	$ 399	$ 957
Current receivables [Member] | Colbun S.A. [Member]
Description of Identity Number	96.505.760-9
Description of nature of related party relationship	Common director
Country of incorporation	Chile
Description of functional currency	Chilean pesos
Related party receivables, maturity		30 days
Non-current receivables due from related parties	$ 136	$ 0
Non current receivables one [Member] | Compañía Puerto de Coronel S.A. [Member]
Description of Identity Number	79.895.330-3
Description of nature of related party relationship	Subsidiary of an Associate
Country of incorporation	Chile
Description of functional currency	U.F.
Related party receivables, maturity	Sep-18
Non-current receivables due from related parties	$ 528	478
Non current receivables two [Member] | Compañía Puerto de Coronel S.A. [Member]
Description of Identity Number	79.895.330-3
Description of nature of related party relationship	Subsidiary of an Associate
Country of incorporation	Chile
Description of functional currency	U.F.
Related party receivables, maturity	Sep-19
Non-current receivables due from related parties	$ 528	$ 478